SCHEDULE OF ACCOUNTS PAYABLE, ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - SGD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accounts payable	$ 1,781	$ 1,916
Payroll payable	600	196
Payable to other services	228	146
Deposits		7
Others	55	25
Total	$ 2,664	$ 2,290